Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Contingent Liability for Common Shares Issuable
Contingent liability for common shares issuable:

Original liability on date of agreement	$1,220,000
Gain on contingent liability in 2018	(700,000
Balance as of December 31, 2018	520,000
Gain on contingent liability through December 31, 2019	(450,000
Reclassification of contingent liability to common shares issuable	(70,000
Common shares issuable as of December 31, 2019	$-